CONSOLIDATED STATEMENTS OF LOSS (PROFIT) AND OTHER COMPREHENSIVE LOSS (PROFIT) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Salaries, benefits and directors' fees	$ 5,897,494	$ 3,993,277
Office and administrative	1,855,177	1,502,988
Professional fees	2,003,931	1,725,921
Travel	920,834	639,559
Depreciation	1,533,634	758,063
Share-based payments	13,736,299	9,183,667
Impairment of exploration and evaluation assets		87,749
Finance income	(2,486,565)	(1,305,784)
Mark to market loss (gain) on convertible debentures	(32,578,261)	27,522,985
Convertible debenture issuance costs		2,811,146
Interest expense	11,954,146	8,693,847
Foreign exchange loss (gain)	(4,025,062)	1,225,599
Loss on disposal of equipment	6,065	24,905
Loss (profit) from operations	(1,182,308)	56,863,922
Deferred income tax recovery	(309,298)	(33,312)
Change in fair value of convertible debentures attributable to the change in credit risk	(600,821)
Shareholders of NexGen Energy Ltd.	(2,870,510)	56,038,329
Non-controlling interests in IsoEnergy Ltd.	778,083	792,281
Loss (profit) attributable to:
Shareholders of NexGen Energy Ltd.	(2,269,689)	56,038,329
Non-controlling interests in IsoEnergy Ltd.	778,083	792,281
Loss (profit) for the year	(1,491,606)	56,830,610
Total comprehensive loss (profit) attributable to:
Total comprehensive loss (profit) for the year	$ (2,092,427)	$ 56,830,610
Loss (profit) per common share attributable to the Company's common shareholders
Basic loss (profit) per common share	$ (0.01)	$ 0.17
Diluted loss (profit) per common share	$ 0.06	$ 0.17
Weighted average number of common shares outstanding
Basic	345,868,725	321,921,938
Diluted	413,384,053	321,921,938